Note 26 - Provisions - Disbursement Expectative (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Provisions	R$ 681.6	R$ 934.0
Not later than one year [member]
Statement Line Items [Line Items]
Provisions	169.0
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	351.6
Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	131.5
Later than five years [member]
Statement Line Items [Line Items]
Provisions	29.5
Restructuring provision [member]
Statement Line Items [Line Items]
Provisions	8.1	7.4
Restructuring provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	7.3
Restructuring provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions
Restructuring provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	0.8
Restructuring provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Provisions	226.3	247.2
Provision for taxes other than income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	25.7
Provision for taxes other than income tax [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	179.9
Provision for taxes other than income tax [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	5.0
Provision for taxes other than income tax [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	15.7
Provision for income tax [member]
Statement Line Items [Line Items]
Provisions	157.0	323.4
Provision for income tax [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	33.6
Provision for income tax [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	100.7
Provision for income tax [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	22.7
Provision for income tax [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions
Provisions for labor [member]
Statement Line Items [Line Items]
Provisions	129.5	165.8
Provisions for labor [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	77.3
Provisions for labor [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	25.3
Provisions for labor [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	17.6
Provisions for labor [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	9.3
Legal proceedings provision [member]
Statement Line Items [Line Items]
Provisions	35.2	43.9
Legal proceedings provision [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	17.1
Legal proceedings provision [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	15.4
Legal proceedings provision [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	1.6
Legal proceedings provision [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	1.1
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Provisions	125.5	146.3
Miscellaneous other provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	8.0
Miscellaneous other provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	30.3
Miscellaneous other provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	83.8
Miscellaneous other provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	3.4
Total contingent provisions [member]
Statement Line Items [Line Items]
Provisions	673.5	R$ 926.6
Total contingent provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Provisions	161.7
Total contingent provisions [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Provisions	351.6
Total contingent provisions [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Provisions	130.7
Total contingent provisions [member] | Later than five years [member]
Statement Line Items [Line Items]
Provisions	R$ 29.5